Quarterly Holdings Report
for
Fidelity® Overseas Fund
July 31, 2024
OVE-NPRT3-0924
1.804876.120
Common Stocks - 97.8%
	Shares	Value ($)
Bailiwick of Jersey - 0.4%
JTC PLC (a)	1,730,500	23,403,258
Belgium - 0.8%
Azelis Group NV	609,300	11,539,761
KBC Group NV	522,890	40,540,912
TOTAL BELGIUM		52,080,673
Canada - 2.7%
Alimentation Couche-Tard, Inc. (multi-vtg.)	912,100	56,226,293
Constellation Software, Inc.	36,900	116,428,567
Constellation Software, Inc. warrants 3/31/40 (b)(c)	62,100	5
Lumine Group, Inc. (b)	204,622	5,476,249
TOTAL CANADA		178,131,114
Denmark - 3.4%
Novo Nordisk A/S Series B	1,664,200	220,494,681
Finland - 0.4%
Nordea Bank Abp	2,237,800	26,234,993
France - 12.2%
Accor SA	1,313,600	50,567,863
Air Liquide SA	597,851	109,083,033
Alten SA	318,856	35,129,338
Antin Infrastructure Partners SA	113,000	1,531,124
Capgemini SA	451,533	89,639,903
Dassault Systemes SA	1,550,900	58,792,713
EssilorLuxottica SA	349,413	80,054,825
L'Oreal SA	199,800	86,403,084
LVMH Moet Hennessy Louis Vuitton SE	163,942	115,638,524
Safran SA	571,500	125,554,365
TotalEnergies SE	581,260	39,215,487
TOTAL FRANCE		791,610,259
Germany - 8.5%
Allianz SE	319,301	89,936,048
Deutsche Borse AG	400,591	82,028,434
Hannover Reuck SE	366,500	91,109,271
Merck KGaA	346,100	62,103,163
SAP SE	800,800	169,305,390
Siemens Healthineers AG (a)	1,113,500	59,808,387
TOTAL GERMANY		554,290,693
India - 0.4%
HDFC Bank Ltd.	1,436,000	27,749,951
Indonesia - 0.9%
PT Bank Central Asia Tbk	90,647,300	57,281,735
Ireland - 1.0%
Kingspan Group PLC (Ireland)	717,800	67,118,894
Italy - 3.0%
FinecoBank SpA	2,651,700	45,055,897
GVS SpA (a)(b)	299,900	2,070,736
Industrie de Nora SpA (d)	206,100	2,386,653
Recordati SpA	964,430	52,553,033
UniCredit SpA	2,194,400	90,134,330
TOTAL ITALY		192,200,649
Japan - 16.2%
Ajinomoto Co., Inc.	1,676,300	69,038,874
BayCurrent Consulting, Inc.	623,000	18,901,472
Capcom Co. Ltd.	1,663,200	35,549,991
DENSO Corp.	3,398,400	55,730,406
FUJIFILM Holdings Corp.	2,872,100	68,286,860
Hitachi Ltd.	4,945,200	106,849,366
Hoya Corp.	636,800	79,791,555
Mitsubishi Heavy Industries Ltd.	8,728,600	104,621,733
NOF Corp.	1,604,000	23,111,605
Renesas Electronics Corp.	2,976,600	51,268,579
Rohto Pharmaceutical Co. Ltd.	862,900	20,362,147
Shin-Etsu Chemical Co. Ltd.	2,767,800	122,975,255
Suzuki Motor Corp.	4,660,500	53,559,324
TIS, Inc.	673,500	14,521,578
Tokio Marine Holdings, Inc.	3,671,600	144,048,404
Tokyo Electron Ltd.	378,000	79,095,553
Tokyo Seimitsu Co. Ltd.	114,300	7,969,450
TOTAL JAPAN		1,055,682,152
Netherlands - 7.3%
ASM International NV (Netherlands)	68,065	46,673,096
ASML Holding NV (Netherlands)	263,300	242,355,446
IMCD NV	353,524	50,885,980
Topicus.Com, Inc.	69,488	6,118,608
Wolters Kluwer NV	771,721	129,538,753
TOTAL NETHERLANDS		475,571,883
Spain - 1.1%
CaixaBank SA	11,866,100	69,205,957
Sweden - 3.2%
Addlife AB	1,577,972	23,163,000
AddTech AB (B Shares)	1,195,996	38,529,360
Atlas Copco AB (A Shares)	4,013,644	71,433,465
Indutrade AB	2,616,016	76,800,828
Kry International AB (b)(c)(e)	2,787	71,062
TOTAL SWEDEN		209,997,715
Switzerland - 4.0%
Compagnie Financiere Richemont SA Series A	424,466	64,744,381
Galderma Group AG	267,769	21,076,799
Partners Group Holding AG	56,540	76,299,208
Sika AG	329,872	100,267,559
TOTAL SWITZERLAND		262,387,947
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,652,000	77,700,360
United Kingdom - 16.4%
3i Group PLC	2,267,400	91,219,159
AstraZeneca PLC (United Kingdom)	974,500	154,819,676
BAE Systems PLC	4,897,600	81,682,730
Compass Group PLC	3,970,998	122,286,951
Diageo PLC	1,098,700	34,186,033
Diploma PLC	890,195	50,902,476
Halma PLC	1,454,700	49,781,785
Hiscox Ltd.	1,019,945	16,665,229
InterContinental Hotel Group PLC	666,000	67,096,621
Lloyds Banking Group PLC	119,927,700	91,618,784
London Stock Exchange Group PLC	900,600	109,626,197
RELX PLC (London Stock Exchange)	3,027,700	142,899,911
Sage Group PLC	3,813,400	53,239,156
TOTAL UNITED KINGDOM		1,066,024,708
United States of America - 14.7%
Alcon, Inc. (Switzerland)	913,010	86,729,449
CDW Corp.	188,700	41,157,357
Experian PLC	1,806,200	85,262,387
Ferguson PLC	401,400	88,936,008
Holcim AG	719,300	67,218,877
ICON PLC (b)	181,700	59,677,548
Linde PLC	228,400	103,579,400
Marsh & McLennan Companies, Inc.	493,200	109,771,524
S&P Global, Inc.	197,905	95,930,491
Schneider Electric SA	427,000	102,922,056
Thermo Fisher Scientific, Inc.	80,100	49,128,534
Visa, Inc. Class A	243,900	64,796,913
TOTAL UNITED STATES OF AMERICA		955,110,544
TOTAL COMMON STOCKS (Cost $4,829,815,720)		6,362,278,166

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(c)(e) (Cost $7,360,943)	16,101	544,541

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	122,029,632	122,054,038
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	191,161	191,180
TOTAL MONEY MARKET FUNDS (Cost $122,245,218)		122,245,218

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,959,421,881)	6,485,067,925
NET OTHER ASSETS (LIABILITIES) - 0.3%	16,512,175
NET ASSETS - 100.0%	6,501,580,100

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,282,381 or 1.3% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $615,603 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410

Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	150,881,981	2,279,813,864	2,308,643,717	6,092,975	1,910	-	122,054,038	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	81,967,878	81,776,698	144,583	-	-	191,180	0.0%
Total	150,881,981	2,361,781,742	2,390,420,415	6,237,558	1,910	-	122,245,218

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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